High Yield Bond Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.6%)
U.S. Government Securities (4.6%)
	United States Treasury Note/Bond	0.000%	2/28/2027	382	376
	United States Treasury Note/Bond	0.000%	2/28/2027	440	441
	United States Treasury Note/Bond	0.000%	3/31/2027	99	99
	United States Treasury Note/Bond	3.250%	6/30/2027	2,227	2,211
[1]	United States Treasury Note/Bond	2.750%	7/31/2027	7,250	7,148
[1]	United States Treasury Note/Bond	3.875%	7/31/2027	3,310	3,311
	United States Treasury Note/Bond	3.500%	9/30/2027	1,429	1,422
	United States Treasury Note/Bond	4.125%	11/15/2027	1	1
	United States Treasury Note/Bond	4.000%	12/15/2027	129	130
	United States Treasury Note/Bond	4.250%	1/15/2028	1,600	1,611
	United States Treasury Note/Bond	3.500%	4/30/2028	8,110	8,059
	United States Treasury Note/Bond	1.000%	7/31/2028	279	262
	United States Treasury Note/Bond	2.875%	8/15/2028	167	164
	United States Treasury Note/Bond	3.625%	8/15/2028	1,800	1,793
[1,2]	United States Treasury Note/Bond	3.375%	9/15/2028	2,500	2,474
	United States Treasury Note/Bond	1.250%	9/30/2028	28	26
	United States Treasury Note/Bond	1.500%	11/30/2028	28	26
	United States Treasury Note/Bond	1.875%	2/28/2029	1,000	947
	United States Treasury Note/Bond	2.375%	3/31/2029	1,000	959
	United States Treasury Note/Bond	2.875%	4/30/2029	1,979	1,924
	United States Treasury Note/Bond	4.625%	4/30/2029	28	29
	United States Treasury Note/Bond	4.500%	5/31/2029	85	87
[1,2]	United States Treasury Note/Bond	4.000%	7/31/2029	1,830	1,838
	United States Treasury Note/Bond	3.500%	9/30/2029	1,500	1,482
	United States Treasury Note/Bond	3.875%	12/31/2029	57	57
	United States Treasury Note/Bond	4.250%	1/31/2030	1,744	1,767
	United States Treasury Note/Bond	4.000%	2/28/2030	100	100
	United States Treasury Note/Bond	4.000%	3/31/2030	124	124
	United States Treasury Note/Bond	3.500%	4/30/2030	97	95
	United States Treasury Note/Bond	4.000%	7/31/2030	67	68
	United States Treasury Note/Bond	3.625%	8/31/2030	500	494
	United States Treasury Note/Bond	4.125%	8/31/2030	77	78
	United States Treasury Note/Bond	3.750%	12/31/2030	78	77
	United States Treasury Note/Bond	4.625%	5/31/2031	67	69
	United States Treasury Note/Bond	4.125%	7/31/2031	141	142
	United States Treasury Note/Bond	1.250%	8/15/2031	263	228
	United States Treasury Note/Bond	4.125%	10/31/2031	81	81
	United States Treasury Note/Bond	1.375%	11/15/2031	20	17
	United States Treasury Note/Bond	4.125%	11/30/2031	328	329
	United States Treasury Note/Bond	1.875%	2/15/2032	48	43
	United States Treasury Note/Bond	4.125%	2/29/2032	14	14
	United States Treasury Note/Bond	2.875%	5/15/2032	500	468
	United States Treasury Note/Bond	3.875%	8/31/2032	1,000	988
	United States Treasury Note/Bond	4.000%	2/15/2034	87	86
	United States Treasury Note/Bond	4.375%	5/15/2034	50	51
	United States Treasury Note/Bond	3.875%	8/15/2034	71	69
	United States Treasury Note/Bond	4.625%	2/15/2035	25	26
	United States Treasury Note/Bond	4.375%	5/15/2040	27	26
	United States Treasury Note/Bond	3.750%	8/15/2041	2	2
	United States Treasury Note/Bond	2.875%	5/15/2043	26	20
	United States Treasury Note/Bond	4.625%	11/15/2044	11	10
	United States Treasury Note/Bond	2.500%	2/15/2045	9	6
	United States Treasury Note/Bond	3.375%	11/15/2048	16	12
Total U.S. Government and Agency Obligations (Cost $42,524)					42,367
Corporate Bonds (84.9%)
Communications (13.3%)
[3]	Altice France SA	6.875%	10/15/2030	1,610	1,540
[3]	Altice France SA	6.500%	4/15/2032	973	920
[3]	Altice France SA	6.875%	7/15/2032	751	712

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AMC Networks Inc.	4.250%	2/15/2029	336	284
[3]	AMC Networks Inc.	10.500%	7/15/2032	754	744
[3]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	455	452
[3,4]	Banijay Entertainment SAS	7.000%	5/1/2029	650	769
[3]	Banijay Entertainment SAS	8.125%	5/1/2029	1,100	1,135
	Belo Corp.	7.750%	6/1/2027	940	969
	Belo Corp.	7.250%	9/15/2027	307	316
[3]	Black Pearl Compute LLC	6.125%	2/15/2031	1,492	1,519
[3]	Cable One Inc.	4.000%	11/15/2030	872	606
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	371	371
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/2028	375	372
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/2029	750	740
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/2029	1,450	1,456
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	1,280	1,214
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	4,260	3,976
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	4,185	3,807
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/2031	1,350	1,374
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	1,290	1,169
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	3,606	3,224
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	845	849
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/2034	1,725	1,476
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	2/1/2036	885	881
[3,5]	Cipher Compute LLC	7.125%	11/15/2030	1,095	1,135
[3]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/2030	1,060	1,111
[3]	Clear Channel Outdoor Holdings Inc.	7.125%	2/15/2031	1,800	1,887
[3]	Clear Channel Outdoor Holdings Inc.	7.500%	3/15/2033	935	990
[3]	CSC Holdings LLC	5.500%	4/15/2027	510	443
[3]	CSC Holdings LLC	5.375%	2/1/2028	125	93
[3]	CSC Holdings LLC	11.250%	5/15/2028	175	143
[3]	CSC Holdings LLC	11.750%	1/31/2029	335	242
[3]	CSC Holdings LLC	4.125%	12/1/2030	1,271	762
[3]	CSC Holdings LLC	3.375%	2/15/2031	585	344
[3]	CSC Holdings LLC	4.500%	11/15/2031	1,385	821
[3]	Directv Financing LLC	8.875%	2/1/2030	2,080	2,076
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	1,163	1,159
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	1,940	1,981
	Discovery Communications LLC	3.625%	5/15/2030	825	768
	Discovery Global Holdings Inc.	4.054%	3/15/2029	525	508
	Discovery Global Holdings Inc.	4.279%	3/15/2032	2,878	2,548
	Discovery Global Holdings Inc.	5.050%	3/15/2042	3,380	2,255
	Discovery Global Holdings Inc.	5.141%	3/15/2052	659	399
[3]	DISH Network Corp.	11.750%	11/15/2027	357	368
	EchoStar Corp.	10.750%	11/30/2029	1,055	1,139
[6]	EchoStar Corp., 6.750% PIK or 6.750% Cash	6.750%	11/30/2030	745	753
[3]	Fibercop SpA	6.375%	11/15/2033	200	197
[3]	Fibercop SpA	6.000%	9/30/2034	370	353
[3]	Fibercop SpA	7.200%	7/18/2036	1,099	1,094
[3]	Fibercop SpA	7.721%	6/4/2038	461	461
[3]	Flash Compute LLC	7.250%	12/31/2030	370	373
[3]	Frontier Communications Holdings LLC	5.000%	5/1/2028	2,625	2,625
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/2029	1,650	1,536
[3]	Gray Media Inc.	9.625%	7/15/2032	350	350
[3]	Gray Media Inc.	7.250%	8/15/2033	230	232
[3]	Iliad Holding SAS	7.000%	10/15/2028	1,625	1,635
[3,4]	Iliad Holding SAS	5.375%	4/15/2030	245	286
[4]	Iliad Holding SAS	6.875%	4/15/2031	250	301
[3]	Iliad Holding SAS	8.500%	4/15/2031	1,540	1,612
[3]	Iliad Holding SAS	7.000%	4/15/2032	705	706
	Lamar Media Corp.	3.750%	2/15/2028	1,450	1,411
	Lamar Media Corp.	4.875%	1/15/2029	55	54
	Lamar Media Corp.	4.000%	2/15/2030	2,065	1,972
	Lamar Media Corp.	3.625%	1/15/2031	1,641	1,521
[3]	Lamar Media Corp.	5.375%	11/1/2033	150	148
[3]	Level 3 Financing Inc.	3.625%	1/15/2029	152	143
[3]	Level 3 Financing Inc.	3.875%	11/15/2029	80	72
[3]	Level 3 Financing Inc.	6.875%	6/30/2033	2,505	2,551
[3]	Level 3 Financing Inc.	7.000%	3/31/2034	750	768
[3]	Level 3 Financing Inc.	8.500%	1/15/2036	1,360	1,419
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/2027	136	156
[3]	Match Group Holdings II LLC	4.625%	6/1/2028	540	528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	380	375
[3]	Match Group Holdings II LLC	4.125%	8/1/2030	339	315
[3]	Midcontinent Communications	8.000%	8/15/2032	1,070	998
[3]	Neptune Bidco US Inc.	9.500%	2/15/2033	560	545
[3]	Nexstar Media Inc.	5.625%	7/15/2027	750	750
[3]	Nexstar Media Inc.	6.500%	9/15/2033	820	826
[3,7]	Nexstar Media Inc.	7.250%	4/15/2034	355	356
[3,4,7]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	200	236
[3,7]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	1,370	1,419
[3,7]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	245	256
[3,4]	Odido Group Holding BV	5.500%	1/15/2030	250	279
[3,4]	Odido Holding BV	3.750%	1/15/2029	1,065	1,198
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/2027	275	275
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/2030	700	676
	Paramount Global	4.200%	6/1/2029	920	879
	Paramount Global	7.875%	7/30/2030	395	412
	Paramount Global	4.200%	5/19/2032	1,570	1,346
	Paramount Global	5.500%	5/15/2033	170	148
	Paramount Global	6.875%	4/30/2036	525	460
	Paramount Global	4.850%	7/1/2042	405	257
	Paramount Global	4.375%	3/15/2043	1,275	769
	Paramount Global	5.850%	9/1/2043	900	623
	Paramount Global	4.950%	5/19/2050	350	208
	Paramount Global	6.250%	2/28/2057	1,039	702
	Paramount Global	6.375%	3/30/2062	735	538
[3]	ROBLOX Corp.	3.875%	5/1/2030	1,455	1,366
	Rogers Communications Inc.	7.000%	4/15/2055	270	271
	Rogers Communications Inc.	7.125%	4/15/2055	725	736
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	1,980	1,831
[3]	Sirius XM Radio LLC	4.000%	7/15/2028	525	507
[3]	Sirius XM Radio LLC	4.125%	7/1/2030	385	362
[3]	Sirius XM Radio LLC	3.875%	9/1/2031	89	81
[3]	Sunrise FinCo I BV	4.875%	7/15/2031	2,525	2,395
[3,5]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	815	808
	Telecom Italia Capital SA	6.375%	11/15/2033	34	36
	Telecom Italia Capital SA	6.000%	9/30/2034	40	41
	Telecom Italia Capital SA	7.200%	7/18/2036	501	541
	Telecom Italia Capital SA	7.721%	6/4/2038	224	250
[3,4]	United Group BV	6.500%	10/31/2031	1,500	1,708
[3,4]	United Group BV	6.250%	1/31/2032	370	415
[3]	Univision Communications Inc.	8.000%	8/15/2028	135	137
[3]	Univision Communications Inc.	4.500%	5/1/2029	1,310	1,233
[3]	Univision Communications Inc.	7.375%	6/30/2030	750	736
[3]	Univision Communications Inc.	8.500%	7/31/2031	2,550	2,558
[3]	Univision Communications Inc.	9.375%	8/1/2032	820	846
[3]	Versant Media Group Inc.	7.250%	1/30/2031	1,430	1,463
[3]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	365	318
[3]	Virgin Media Secured Finance plc	5.500%	5/15/2029	1,595	1,529
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	1,863	1,651
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/2031	2,245	1,926
[3]	Vmed O2 UK Financing I plc	6.750%	1/15/2033	1,040	929
[3]	VZ Secured Financing BV	5.000%	1/15/2032	1,570	1,350
[3]	VZ Secured Financing BV	7.500%	1/15/2033	860	812
[3]	WULF Compute LLC	7.750%	10/15/2030	3,440	3,635
[3]	Ziggo BV	4.875%	1/15/2030	2,339	2,181
					122,802
Consumer Discretionary (15.0%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	1,630	1,595
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	225	222
[3]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/2029	1,300	1,322
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	1,155	1,161
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/2030	4,790	4,500
[3]	Acushnet Co.	5.625%	12/1/2033	375	374
[3]	Adient Global Holdings Ltd.	7.500%	2/15/2033	660	668
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	520	527
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	530	536
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	349	333
[3]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	1,345	1,331
[3]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	1,575	1,534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	1,435	1,408
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	1,315	1,247
	Asbury Automotive Group Inc.	4.500%	3/1/2028	745	731
[3]	Asbury Automotive Group Inc.	4.625%	11/15/2029	875	845
	Asbury Automotive Group Inc.	4.750%	3/1/2030	1,214	1,170
[3]	Asbury Automotive Group Inc.	5.000%	2/15/2032	1,045	990
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/2029	520	492
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/2030	1,037	965
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	4.750%	4/1/2028	1,110	1,080
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	5.375%	3/1/2029	700	669
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.250%	1/15/2030	440	443
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.000%	2/15/2031	250	244
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.375%	6/15/2032	775	772
[4]	Avis Budget Finance plc	7.000%	2/28/2029	200	227
	Bath & Body Works Inc.	6.694%	1/15/2027	529	539
	Bath & Body Works Inc.	5.250%	2/1/2028	40	40
	Bath & Body Works Inc.	7.500%	6/15/2029	450	457
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	480	484
	Bath & Body Works Inc.	6.875%	11/1/2035	250	246
	Bath & Body Works Inc.	6.750%	7/1/2036	210	202
[3,4]	Beach Acquisition Bidco LLC	5.250%	7/15/2032	650	718
[3,6]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	1,555	1,653
[3]	Belron UK Finance plc	5.750%	10/15/2029	2,308	2,320
[3,4]	Bertrand Franchise Finance SAS	6.500%	7/18/2030	355	395
[3,4,8]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.776%	7/18/2030	550	618
[4,8]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.776%	7/18/2030	200	225
[3,4]	Betclic Everest Group SAS	5.125%	12/10/2031	215	245
	Boyd Gaming Corp.	4.750%	12/1/2027	2,860	2,835
[3]	Boyd Gaming Corp.	4.750%	6/15/2031	960	916
[3]	Brightstar Lottery plc / Brightstar Global Solutions Corp.	5.750%	1/15/2033	145	141
[3]	Builders FirstSource Inc.	5.000%	3/1/2030	250	244
[3]	Builders FirstSource Inc.	4.250%	2/1/2032	1,175	1,084
[3]	Builders FirstSource Inc.	6.375%	3/1/2034	1,140	1,130
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	250	250
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	245	236
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	1,340	1,357
[3]	Caesars Entertainment Inc.	6.500%	2/15/2032	785	776
[3]	Caesars Entertainment Inc.	6.000%	10/15/2032	350	322
[3]	Carnival Corp.	4.000%	8/1/2028	1,450	1,416
[3]	Carnival Corp.	5.125%	5/1/2029	685	680
[3]	Carnival Corp.	7.000%	8/15/2029	170	176
[3]	Carnival Corp.	5.750%	3/15/2030	700	705
[3]	Carnival Corp.	5.875%	6/15/2031	1,420	1,437
[3]	Century Communities Inc.	3.875%	8/15/2029	1,278	1,200
[3]	Century Communities Inc.	6.625%	9/15/2033	465	457
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	160	168
[3]	Churchill Downs Inc.	5.500%	4/1/2027	185	184
[3]	Churchill Downs Inc.	4.750%	1/15/2028	340	336
[3]	Churchill Downs Inc.	5.750%	4/1/2030	1,155	1,144
[3]	Churchill Downs Inc.	6.750%	5/1/2031	230	234
[3]	Cinemark USA Inc.	5.250%	7/15/2028	1,325	1,316
[3]	Cinemark USA Inc.	7.000%	8/1/2032	585	601
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/2028	805	815
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	525	535
[3,4]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	735	834
[4]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	750	851
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	750	756
[3]	CP Atlas Buyer Inc.	9.750%	7/15/2030	990	932
[3,6]	CP Atlas Buyer Inc., 5.750% PIK and 7.000% Cash	12.750%	1/15/2031	740	581
[3]	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl	6.125%	4/15/2031	125	124
[3]	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl	6.375%	4/15/2034	85	83
	Dana Inc.	4.250%	9/1/2030	106	100
	Dana Inc.	4.500%	2/15/2032	208	194
[3]	Flutter Treasury DAC	5.875%	6/4/2031	725	717
[3]	Forvia SE	8.000%	6/15/2030	1,065	1,100
[3,4]	Forvia SE	5.375%	3/15/2031	210	239
[3]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/2032	285	295
	Goodyear Tire & Rubber Co.	4.875%	3/15/2027	175	173
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	1,414	1,341
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	295	289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	440	386
	Griffon Corp.	5.750%	3/1/2028	500	497
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	170	163
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	790	795
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	740	738
[3]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	330	322
	KB Home	4.000%	6/15/2031	1,225	1,131
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/2027	963	960
[3]	LBM Acquisition LLC	6.250%	1/15/2029	1,215	890
[3]	LBM Acquisition LLC	9.500%	6/15/2031	920	800
[3]	LCM Investments Holdings II LLC	4.875%	5/1/2029	535	521
[3]	LCM Investments Holdings II LLC	8.250%	8/1/2031	1,515	1,572
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	450	441
[3]	Lithia Motors Inc.	4.625%	12/15/2027	1,655	1,635
[3]	Lithia Motors Inc.	3.875%	6/1/2029	265	253
[3]	Lithia Motors Inc.	4.375%	1/15/2031	800	750
[3]	Live Nation Entertainment Inc.	3.750%	1/15/2028	320	312
[3]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	55	53
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	945	908
[3]	Men's Wearhouse LLC	9.000%	2/1/2031	325	331
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	420	429
	MGM Resorts International	4.625%	9/1/2026	50	50
	MGM Resorts International	6.500%	4/15/2032	430	433
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	180	172
[3]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/2030	590	511
[3]	NCL Corp. Ltd.	7.750%	2/15/2029	275	286
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	1,890	1,836
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	1,900	1,885
[3]	NCL Corp. Ltd.	6.250%	9/15/2033	875	850
[3]	NCL Finance Ltd.	6.125%	3/15/2028	60	60
	Newell Brands Inc.	6.375%	9/15/2027	378	380
[3]	Newell Brands Inc.	8.500%	6/1/2028	1,630	1,686
	Newell Brands Inc.	6.625%	9/15/2029	609	595
	Newell Brands Inc.	6.375%	5/15/2030	1,095	1,054
	Newell Brands Inc.	6.625%	5/15/2032	820	784
	Newell Brands Inc.	7.375%	4/1/2036	220	203
	Newell Brands Inc.	7.500%	4/1/2046	350	281
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	285	279
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	250	241
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	1,390	1,337
[3]	Nissan Motor Co. Ltd.	4.345%	9/17/2027	570	554
[3]	Nissan Motor Co. Ltd.	7.500%	7/17/2030	750	756
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	900	911
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	455	469
[3]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/2030	355	340
[3]	Petco Health & Wellness Co. Inc.	8.250%	2/1/2031	2,025	2,022
[3]	QXO Building Products Inc.	6.750%	4/30/2032	2,225	2,270
[3]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	380	379
	Service Corp. International	4.625%	12/15/2027	215	213
	Service Corp. International	5.125%	6/1/2029	1,655	1,644
	Service Corp. International	3.375%	8/15/2030	1,030	952
	Service Corp. International	4.000%	5/15/2031	1,790	1,672
[3]	Six Flags Entertainment Corp.	7.250%	5/15/2031	80	77
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	1,300	1,243
[3]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	865	866
[3]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/2032	1,495	1,495
[3]	Somnigroup International Inc.	3.875%	10/15/2031	589	535
[3]	Specialty Building Products Holdings LLC / SBP Finance Corp.	7.750%	10/15/2029	860	748
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/2027	1,126	1,123
[3]	Staples Inc.	10.750%	9/1/2029	2,474	2,298
[3]	Studio City Finance Ltd.	6.500%	1/15/2028	60	59
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	925	867
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/2030	525	519
[3]	Taylor Morrison Communities Inc.	5.750%	11/15/2032	495	496
	Under Armour Inc.	3.250%	6/15/2026	1,160	1,156
[3]	Vail Resorts Inc.	5.625%	7/15/2030	440	437
[3]	Vail Resorts Inc.	6.500%	5/15/2032	990	1,001
[3]	Victoria's Secret & Co.	4.625%	7/15/2029	757	722
[3]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/2029	605	627
[3]	Viking Cruises Ltd.	7.000%	2/15/2029	150	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Viking Cruises Ltd.	9.125%	7/15/2031	960	1,012
[3]	Viking Cruises Ltd.	5.875%	10/15/2033	1,297	1,283
[3]	Wayfair LLC	7.250%	10/31/2029	980	1,001
[3]	Wayfair LLC	7.750%	9/15/2030	1,595	1,660
[3]	Wayfair LLC	6.750%	11/15/2032	750	756
	Whirlpool Corp.	6.125%	6/15/2030	305	298
	Whirlpool Corp.	6.500%	6/15/2033	850	808
[3]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	255	251
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/2027	1,460	1,456
[3]	Wynn Macau Ltd.	5.500%	10/1/2027	970	959
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	1,439	1,413
[3]	Wynn Macau Ltd.	5.125%	12/15/2029	835	798
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	1,100	1,070
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/2029	303	299
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/2031	1,800	1,891
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/2033	790	783
[3]	Yum! Brands Inc.	4.750%	1/15/2030	1,775	1,748
	Yum! Brands Inc.	3.625%	3/15/2031	1,165	1,076
	Yum! Brands Inc.	4.625%	1/31/2032	460	439
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	3,165	3,105
[3]	ZF North America Capital Inc.	6.875%	4/23/2032	215	205
					138,554
Consumer Staples (3.7%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/2028	340	344
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	110	109
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.750%	3/31/2034	830	812
	B&G Foods Inc.	5.250%	9/15/2027	1,335	1,287
[3]	B&G Foods Inc.	8.000%	9/15/2028	1,315	1,295
[9]	Bellis Acquisition Co. plc	8.125%	5/14/2030	725	884
[4]	Bellis Acquisition Co. plc	8.000%	7/1/2031	600	654
[3,4]	Boots Group Finco LP	5.375%	8/31/2032	505	581
[3]	Darling Ingredients Inc.	5.250%	4/15/2027	530	530
[3]	Darling Ingredients Inc.	6.000%	6/15/2030	175	177
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	3,155	3,107
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	2,000	1,906
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	715	670
[3,4]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	300	328
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	2,550	2,494
[3]	Industrial F&B Investments III Inc.	7.750%	2/11/2033	1,006	1,016
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	1,050	1,094
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	180	178
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	1,245	1,190
[3]	Opal Bidco SAS	6.500%	3/31/2032	840	841
[3]	Performance Food Group Inc.	4.250%	8/1/2029	2,145	2,062
[3]	Performance Food Group Inc.	6.125%	9/15/2032	745	748
[3]	Performance Food Group Inc.	5.625%	3/1/2034	1,930	1,866
[3]	Post Holdings Inc.	4.625%	4/15/2030	1,464	1,407
[3]	Post Holdings Inc.	4.500%	9/15/2031	1,545	1,438
[3]	Post Holdings Inc.	6.250%	2/15/2032	445	450
[3]	Post Holdings Inc.	6.375%	3/1/2033	480	474
[3]	Post Holdings Inc.	6.250%	10/15/2034	85	83
[3]	Post Holdings Inc.	6.500%	3/15/2036	1,740	1,706
[3]	Prestige Brands Inc.	5.125%	1/15/2028	1,075	1,073
[3]	Prestige Brands Inc.	3.750%	4/1/2031	300	275
[3]	US Foods Inc.	6.875%	9/15/2028	70	72
[3]	US Foods Inc.	4.750%	2/15/2029	1,034	1,021
[3]	US Foods Inc.	4.625%	6/1/2030	913	889
[3]	US Foods Inc.	7.250%	1/15/2032	140	145
[3]	US Foods Inc.	5.750%	4/15/2033	805	803
					34,009
Energy (10.6%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/2028	237	237
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/2029	375	374
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/2032	1,570	1,607
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	10/15/2033	1,590	1,574
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	7/1/2034	745	734
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	1,570	1,595
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	205	208
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	955	985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/2032	160	166
	Buckeye Partners LP	3.950%	12/1/2026	788	781
	Buckeye Partners LP	4.125%	12/1/2027	715	701
[3]	Buckeye Partners LP	4.500%	3/1/2028	2,734	2,693
[3]	Buckeye Partners LP	6.875%	7/1/2029	1,025	1,054
[3]	Buckeye Partners LP	6.750%	2/1/2030	950	979
	Buckeye Partners LP	5.850%	11/15/2043	500	453
[3]	California Resources Corp.	7.000%	1/15/2034	985	991
[3]	Chord Energy Corp.	6.000%	10/1/2030	410	414
[3]	Chord Energy Corp.	6.750%	3/15/2033	225	232
[3]	CNX Resources Corp.	7.375%	1/15/2031	777	798
[3]	CNX Resources Corp.	7.250%	3/1/2032	879	903
[3]	CNX Resources Corp.	5.875%	3/1/2034	130	127
[3]	Crescent Energy Finance LLC	7.750%	7/31/2029	690	695
[3]	Crescent Energy Finance LLC	7.875%	4/15/2032	1,210	1,238
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	1,175	1,239
[3]	DT Midstream Inc.	4.125%	6/15/2029	1,265	1,239
[3]	DT Midstream Inc.	4.375%	6/15/2031	1,621	1,565
	EQT Corp.	4.750%	1/15/2031	925	921
[3]	Excelerate Energy LP	8.000%	5/15/2030	285	298
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/2029	725	749
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/2032	65	67
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	375	388
	Genesis Energy LP / Genesis Energy Finance Corp.	6.750%	3/15/2034	280	279
[3]	Hess Midstream Operations LP	6.500%	6/1/2029	450	460
[3]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	190	197
[3]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	2,235	2,239
[3]	Kinetik Holdings LP	6.625%	12/15/2028	925	940
[3]	Kinetik Holdings LP	5.875%	6/15/2030	50	50
[3]	Matador Resources Co.	6.500%	4/15/2032	1,418	1,433
[3]	Matador Resources Co.	6.250%	4/15/2033	1,355	1,355
[3]	Matador Resources Co.	6.000%	4/15/2034	1,504	1,494
[3]	Noble Finance II LLC	8.000%	4/15/2030	2,053	2,119
[3]	Northriver Midstream Finance LP	6.750%	7/15/2032	2,425	2,439
	Ovintiv Inc.	7.375%	11/1/2031	869	962
[3]	Permian Resources Operating LLC	8.000%	4/15/2027	710	711
[3]	Permian Resources Operating LLC	5.875%	7/1/2029	2,130	2,133
[3]	Permian Resources Operating LLC	9.875%	7/15/2031	160	170
[3]	Permian Resources Operating LLC	7.000%	1/15/2032	1,245	1,292
[3]	Permian Resources Operating LLC	6.250%	2/1/2033	730	743
[3]	Range Resources Corp.	4.750%	2/15/2030	2,237	2,180
[3]	Rockies Express Pipeline LLC	4.950%	7/15/2029	140	137
[3]	Rockies Express Pipeline LLC	4.800%	5/15/2030	155	149
[3]	Rockies Express Pipeline LLC	6.750%	3/15/2033	1,460	1,502
[3]	Rockies Express Pipeline LLC	7.500%	7/15/2038	125	130
	SM Energy Co.	6.750%	9/15/2026	553	553
	SM Energy Co.	6.625%	1/15/2027	30	30
	SM Energy Co.	6.500%	7/15/2028	409	410
[3]	SM Energy Co.	6.750%	8/1/2029	1,705	1,732
[3]	SM Energy Co.	8.625%	11/1/2030	250	263
[3]	SM Energy Co.	8.750%	7/1/2031	430	450
[3]	SM Energy Co.	7.000%	8/1/2032	2,795	2,854
[3]	SM Energy Co.	9.625%	6/15/2033	870	963
[3]	SM Energy Co.	6.625%	4/15/2034	1,290	1,289
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	300	312
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	235	241
[3]	Sunoco LP	7.000%	5/1/2029	460	472
[3]	Sunoco LP	4.500%	10/1/2029	200	194
[3]	Sunoco LP	5.625%	3/15/2031	1,755	1,746
[3]	Sunoco LP	5.375%	7/15/2031	1,400	1,389
[3]	Sunoco LP	7.250%	5/1/2032	180	186
[3]	Sunoco LP	6.250%	7/1/2033	580	583
[3]	Sunoco LP	5.875%	3/15/2034	930	920
[3]	Sunoco LP	5.625%	7/15/2034	1,470	1,447
[3]	Sunoco LP	7.875%	Perpetual	375	382
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/2028	425	424
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/2028	420	428
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/2029	880	858
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/2030	1,150	1,112
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	970	997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	405	402
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	9/1/2031	470	463
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.750%	3/15/2034	420	422
[3]	Transocean International Ltd.	8.250%	5/15/2029	355	367
[3]	Transocean International Ltd.	8.750%	2/15/2030	1,939	2,020
[3]	Transocean International Ltd.	8.500%	5/15/2031	460	483
[3]	Transocean International Ltd.	7.875%	10/15/2032	320	340
[3]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/2029	1,696	1,736
[3]	USA Compression Partners LP / USA Compression Finance Corp.	6.250%	10/1/2033	1,595	1,590
[3]	Valaris Ltd.	8.375%	4/30/2030	1,225	1,269
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	1,405	1,336
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	845	864
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	960	893
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/2033	435	386
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	1,845	1,996
[3]	Venture Global LNG Inc.	7.000%	1/15/2030	275	281
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	1,215	1,264
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	2,930	3,147
[3]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	1,520	1,564
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	290	319
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	1,970	2,054
[3]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	1,760	1,831
[3]	Venture Global Plaquemines LNG LLC	7.750%	5/1/2035	250	280
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	1,580	1,672
[3]	Weatherford International Ltd.	6.750%	10/15/2033	1,255	1,279
					97,612
Financials (9.3%)
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/2029	2,825	2,665
[3]	Acrisure LLC / Acrisure Finance Inc.	6.750%	7/1/2032	450	433
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/2027	300	294
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/2027	50	50
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	1,125	1,131
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	1,362	1,374
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/2031	625	617
[3]	AmWINS Group Inc.	6.375%	2/15/2029	685	691
[3]	AmWINS Group Inc.	4.875%	6/30/2029	495	475
[3]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	170	165
[3]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	2,455	2,549
[3]	Asurion LLC & Asurion Co-Issuer Inc.	8.375%	2/1/2034	2,030	1,977
	Block Inc.	2.750%	6/1/2026	1,310	1,304
[3]	Block Inc.	5.625%	8/15/2030	1,220	1,213
	Block Inc.	6.500%	5/15/2032	2,435	2,449
[3]	Block Inc.	6.000%	8/15/2033	390	384
[3]	Bread Financial Holdings Inc.	6.750%	5/15/2031	330	327
[3]	Burford Capital Global Finance LLC	8.500%	1/15/2034	475	406
[3]	Credit Acceptance Corp.	9.250%	12/15/2028	1,073	1,116
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	2,580	2,516
[3]	CrossCountry Intermediate HoldCo LLC	6.500%	10/1/2030	1,800	1,716
[3]	CrossCountry Intermediate HoldCo LLC	6.750%	12/1/2032	1,550	1,460
[3]	EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM	7.375%	9/30/2030	270	261
[3]	Fair Isaac Corp.	4.000%	6/15/2028	300	291
[3]	Fair Isaac Corp.	6.000%	5/15/2033	330	324
[3]	Fair Isaac Corp.	6.250%	9/15/2034	445	437
[3]	FirstCash Inc.	4.625%	9/1/2028	740	727
[3]	FirstCash Inc.	5.625%	1/1/2030	1,480	1,471
[3]	FirstCash Inc.	6.875%	3/1/2032	475	485
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	2,520	2,507
[3]	Freedom Mortgage Corp.	6.625%	1/15/2027	840	838
[3]	Freedom Mortgage Corp.	12.250%	10/1/2030	535	577
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	825	837
[3]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	1,515	1,416
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	575	584
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	1,040	1,024
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	1,310	1,229
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	975	984
[3]	GGAM Finance Ltd.	8.000%	6/15/2028	1,075	1,115
[3]	GGAM Finance Ltd.	6.875%	4/15/2029	585	599
[3]	GGAM Finance Ltd.	5.875%	3/15/2030	610	609
[3]	goeasy Ltd.	9.250%	12/1/2028	635	591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	goeasy Ltd.	7.625%	7/1/2029	816	718
[3]	goeasy Ltd.	6.875%	5/15/2030	905	748
[3]	goeasy Ltd.	7.375%	10/1/2030	335	277
[3]	goeasy Ltd.	6.875%	2/15/2031	325	262
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	1,470	1,484
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	1,910	1,791
[3]	HUB International Ltd.	7.250%	6/15/2030	1,950	2,002
[3]	Intesa Sanpaolo SpA	4.198%	6/1/2032	275	257
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/2030	1,758	1,769
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/2031	1,054	1,069
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/2032	330	329
	Navient Corp.	6.750%	6/15/2026	15	15
	Navient Corp.	4.875%	3/15/2028	298	281
	Navient Corp.	5.500%	3/15/2029	1,185	1,092
	Navient Corp.	9.375%	7/25/2030	205	200
	Navient Corp.	11.500%	3/15/2031	360	366
	Navient Corp.	7.875%	6/15/2032	180	161
	Navient Corp.	5.625%	8/1/2033	181	141
	OneMain Finance Corp.	3.500%	1/15/2027	1,180	1,159
	OneMain Finance Corp.	3.875%	9/15/2028	685	651
	OneMain Finance Corp.	6.625%	5/15/2029	615	618
	OneMain Finance Corp.	6.125%	5/15/2030	245	239
	OneMain Finance Corp.	4.000%	9/15/2030	780	704
	OneMain Finance Corp.	7.125%	11/15/2031	280	278
	OneMain Finance Corp.	6.750%	3/15/2032	595	578
	OneMain Finance Corp.	7.125%	9/15/2032	145	143
	OneMain Finance Corp.	6.500%	3/15/2033	735	703
	OneMain Finance Corp.	6.750%	9/15/2033	310	298
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	2,400	2,404
[3]	PennyMac Financial Services Inc.	4.250%	2/15/2029	815	773
[3]	PennyMac Financial Services Inc.	7.875%	12/15/2029	75	77
[3]	PennyMac Financial Services Inc.	7.125%	11/15/2030	1,015	1,013
[3]	PennyMac Financial Services Inc.	5.750%	9/15/2031	1,090	1,012
[3]	PennyMac Financial Services Inc.	6.875%	5/15/2032	1,195	1,153
[3]	PennyMac Financial Services Inc.	6.875%	2/15/2033	720	690
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	740	744
[3]	Rfna LP	7.875%	2/15/2030	1,245	1,190
[3]	Rocket Cos. Inc.	6.500%	8/1/2029	420	425
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	3,065	3,095
[3]	Rocket Cos. Inc.	7.125%	2/1/2032	282	290
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	1,815	1,834
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	1,085	1,072
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	560	531
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	455	420
[3]	Ryan Specialty LLC	4.375%	2/1/2030	190	185
[3]	Ryan Specialty LLC	5.875%	8/1/2032	735	727
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	2,947	2,900
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	5.500%	5/15/2033	100	109
[3]	Starwood Property Trust Inc.	7.250%	4/1/2029	70	72
[3]	Starwood Property Trust Inc.	6.000%	4/15/2030	535	535
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	425	432
[3]	Stonebriar ABF Issuer LLC	8.125%	12/15/2030	1,995	2,074
[3]	United Wholesale Mortgage LLC	5.750%	6/15/2027	700	689
[3]	UWM Holdings LLC	6.625%	2/1/2030	585	552
[3]	WEX Inc.	6.500%	3/15/2033	345	338
					85,887
Health Care (7.0%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	3,940	4,010
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/2028	584	580
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/2029	1,715	1,671
[3]	Acadia Healthcare Co. Inc.	7.375%	3/15/2033	491	504
[3]	Avantor Funding Inc.	4.625%	7/15/2028	1,560	1,522
[3]	Avantor Funding Inc.	3.875%	11/1/2029	875	821
[3]	Bausch & Lomb Corp.	8.375%	10/1/2028	1,925	1,992
[3]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	1,815	1,784
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	775	757
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	560	531
[3]	CHS / Community Health Systems Inc.	6.000%	1/15/2029	315	312
[3]	CHS / Community Health Systems Inc.	6.875%	4/15/2029	1,400	1,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CHS / Community Health Systems Inc.	5.250%	5/15/2030	755	711
[3]	CHS / Community Health Systems Inc.	4.750%	2/15/2031	1,051	969
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	1,434	1,541
[3]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	1,525	1,581
	CVS Health Corp.	6.750%	12/10/2054	550	555
	CVS Health Corp.	7.000%	3/10/2055	2,100	2,161
[3]	DaVita Inc.	4.625%	6/1/2030	465	447
[3]	DaVita Inc.	3.750%	2/15/2031	1,120	1,027
[3]	DaVita Inc.	6.875%	9/1/2032	840	862
[3]	DaVita Inc.	6.750%	7/15/2033	75	76
[3]	Endo Finance Holdings LP	8.500%	4/15/2031	1,285	1,345
[3]	Genmab A/S / Genmab Finance LLC	6.250%	12/15/2032	1,910	1,958
[3]	Genmab A/S / Genmab Finance LLC	7.250%	12/15/2033	460	481
[3,4]	Grifols SA	3.875%	10/15/2028	700	788
[3]	Grifols SA	4.750%	10/15/2028	765	750
[3,4]	Grifols SA	7.125%	5/1/2030	600	716
	HCA Inc.	5.875%	2/1/2029	275	283
[3]	Hologic Inc.	3.250%	2/15/2029	990	990
	Icon Investments Six DAC	5.849%	5/8/2029	400	408
[3]	IQVIA Inc.	5.000%	10/15/2026	200	200
[3]	IQVIA Inc.	5.000%	5/15/2027	1,588	1,584
[3]	IQVIA Inc.	6.250%	6/1/2032	615	624
[3]	Jazz Securities DAC	4.375%	1/15/2029	830	807
[3]	LifePoint Health Inc.	11.000%	10/15/2030	475	511
[3]	Medline Borrower LP	3.875%	4/1/2029	2,120	2,052
[3]	Medline Borrower LP	5.250%	10/1/2029	3,419	3,388
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/2029	645	657
[3,4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	300	334
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	915	887
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/2031	525	429
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	602	535
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	7.875%	5/15/2034	850	699
[3]	Radiology Partners Inc.	8.500%	7/15/2032	400	406
[4]	RAY Financing LLC	6.500%	7/15/2031	200	230
[3,4]	Rossini Sarl	6.750%	12/31/2029	800	949
[4]	Rossini Sarl	6.750%	12/31/2029	600	712
[3]	Star Parent Inc.	9.000%	10/1/2030	2,755	2,862
	Teleflex Inc.	4.625%	11/15/2027	70	69
[3]	Teleflex Inc.	4.250%	6/1/2028	1,141	1,110
	Tenet Healthcare Corp.	5.125%	11/1/2027	355	355
	Tenet Healthcare Corp.	4.625%	6/15/2028	930	922
	Tenet Healthcare Corp.	6.125%	10/1/2028	661	663
	Tenet Healthcare Corp.	4.250%	6/1/2029	245	238
	Tenet Healthcare Corp.	4.375%	1/15/2030	880	852
	Tenet Healthcare Corp.	6.125%	6/15/2030	2,530	2,551
	Tenet Healthcare Corp.	6.750%	5/15/2031	1,310	1,341
[3]	Tenet Healthcare Corp.	5.500%	11/15/2032	1,050	1,040
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	888	879
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/2028	650	665
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	405	404
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/2029	450	482
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/2031	200	224
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	1,315	1,349
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	384	285
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	215	218
					64,991
Industrials (7.3%)
[3]	ADT Security Corp.	5.875%	10/15/2033	205	199
[3]	Air Canada	3.875%	8/15/2026	1,615	1,607
[3]	Allied Universal Holdco LLC	7.875%	2/15/2031	1,025	1,057
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.000%	6/1/2029	150	145
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	1,520	1,543
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/2028	500	488
[3]	Allison Transmission Inc.	4.750%	10/1/2027	60	60
[3]	Allison Transmission Inc.	5.875%	6/1/2029	80	81
[3]	Allison Transmission Inc.	3.750%	1/30/2031	280	261
[3]	American Airlines Inc.	7.250%	2/15/2028	286	288
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/2026	54	55
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	2,342	2,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Aramark Services Inc.	5.000%	2/1/2028	1,140	1,132
	ATI Inc.	7.250%	8/15/2030	920	955
[3]	Bombardier Inc.	8.750%	11/15/2030	350	373
[3]	Bombardier Inc.	7.250%	7/1/2031	660	692
[3]	Bombardier Inc.	7.000%	6/1/2032	270	280
[3]	Bombardier Inc.	6.750%	6/15/2033	95	98
[3]	BWX Technologies Inc.	4.125%	6/30/2028	1,338	1,303
[3]	BWX Technologies Inc.	4.125%	4/15/2029	1,324	1,274
[3]	Chart Industries Inc.	7.500%	1/1/2030	145	151
[3]	Chart Industries Inc.	9.500%	1/1/2031	415	436
[3]	Clean Harbors Inc.	5.125%	7/15/2029	658	649
[3]	Clean Harbors Inc.	6.375%	2/1/2031	786	798
[3]	Clean Harbors Inc.	5.750%	10/15/2033	1,440	1,441
[3]	CompoSecure Holdings LLC	5.625%	2/1/2033	2,485	2,430
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/2030	3,155	3,212
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/2031	405	417
[3]	Enpro Inc.	6.125%	6/1/2033	390	395
[3]	Entegris Inc.	4.375%	4/15/2028	1,750	1,715
[3]	Entegris Inc.	4.750%	4/15/2029	870	860
[3]	Entegris Inc.	3.625%	5/1/2029	60	57
[3]	Entegris Inc.	5.950%	6/15/2030	595	600
[3]	Esab Corp.	5.625%	4/1/2031	1,130	1,138
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	2,842	2,716
[3]	Garda World Security Corp.	7.750%	2/15/2028	240	244
[3]	Garda World Security Corp.	6.500%	1/15/2031	480	487
[3]	Garda World Security Corp.	8.250%	8/1/2032	725	719
[3]	Gates Corp.	6.875%	7/1/2029	530	543
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	630	637
[3]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	465	456
[3]	Goat Holdco LLC	6.750%	2/1/2032	2,165	2,189
[3]	Herc Holdings Inc.	6.625%	6/15/2029	275	280
[3]	Herc Holdings Inc.	7.000%	6/15/2030	640	657
[3]	Herc Holdings Inc.	5.750%	3/15/2031	220	217
[3]	Herc Holdings Inc.	7.250%	6/15/2033	270	277
[3]	Herc Holdings Inc.	6.000%	3/15/2034	130	126
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	2,960	2,797
[3]	Moog Inc.	5.500%	10/15/2034	110	110
[3]	Mueller Water Products Inc.	4.000%	6/15/2029	150	145
[3,4]	Q-Park Holding I BV	2.000%	3/1/2027	320	365
[3,4]	Q-Park Holding I BV	5.125%	3/1/2029	860	1,002
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	345	334
[3]	Reworld Holding Corp.	4.875%	12/1/2029	570	535
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	330	320
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/2027	146	168
[3]	TK Elevator US Newco Inc.	5.250%	7/15/2027	203	202
[3]	TopBuild Corp.	3.625%	3/15/2029	60	57
[3]	TopBuild Corp.	4.125%	2/15/2032	90	83
[3]	TopBuild Corp.	5.625%	1/31/2034	525	514
[3]	TransDigm Inc.	6.750%	8/15/2028	2,270	2,296
	TransDigm Inc.	4.625%	1/15/2029	165	162
[3]	TransDigm Inc.	6.375%	3/1/2029	2,456	2,506
[3]	TransDigm Inc.	6.875%	12/15/2030	675	692
[3]	TransDigm Inc.	7.125%	12/1/2031	530	547
[3]	TransDigm Inc.	6.625%	3/1/2032	1,135	1,160
[3]	TransDigm Inc.	6.000%	1/15/2033	840	841
[3]	TransDigm Inc.	6.375%	5/31/2033	1,125	1,122
[3]	TransDigm Inc.	6.250%	1/31/2034	135	136
[3]	TransDigm Inc.	6.750%	1/31/2034	470	476
[3]	TransDigm Inc.	6.125%	7/31/2034	1,110	1,093
	United Airlines Holdings Inc.	4.875%	3/1/2029	220	216
	United Airlines Holdings Inc.	5.375%	3/1/2031	340	333
[3]	United Airlines Inc.	4.625%	4/15/2029	811	795
	United Rentals North America Inc.	4.875%	1/15/2028	1,244	1,239
	United Rentals North America Inc.	4.000%	7/15/2030	1,795	1,705
	United Rentals North America Inc.	3.875%	2/15/2031	425	400
[3]	United Rentals North America Inc.	5.375%	11/15/2033	600	584
[3]	WESCO Distribution Inc.	7.250%	6/15/2028	90	91
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	780	794
[3]	WESCO Distribution Inc.	5.250%	4/15/2031	1,480	1,471
[3]	WESCO Distribution Inc.	6.625%	3/15/2032	510	522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	WESCO Distribution Inc.	6.375%	3/15/2033	345	352
[3]	WESCO Distribution Inc.	5.500%	4/15/2034	1,630	1,607
[3]	Williams Scotsman Inc.	4.625%	8/15/2028	530	521
[3]	Williams Scotsman Inc.	6.625%	6/15/2029	505	510
[3]	Williams Scotsman Inc.	7.375%	10/1/2031	725	743
					67,608
Materials (9.3%)
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	485	490
[3]	Alcoa Nederland Holding BV	6.125%	5/15/2028	65	65
[3]	Alumina Pty Ltd.	6.125%	3/15/2030	105	107
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	620	635
[3]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	110	113
[3]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	755	726
[3]	Ardagh Group SA	9.500%	12/1/2030	731	764
[3]	Ardagh Group SA	12.000%	12/1/2030	1,340	1,125
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/2028	915	870
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	1,905	1,744
[3,4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	200	224
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	650	644
[3]	Avient Corp.	7.125%	8/1/2030	1,313	1,332
[3]	Avient Corp.	6.250%	11/1/2031	635	639
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	190	199
[3]	Axalta Coating Systems LLC	3.375%	2/15/2029	1,765	1,668
	Ball Corp.	6.000%	6/15/2029	380	386
	Ball Corp.	2.875%	8/15/2030	65	59
	Ball Corp.	5.500%	9/15/2033	110	110
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	665	663
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	495	462
	Celanese US Holdings LLC	7.330%	7/15/2029	100	104
	Celanese US Holdings LLC	6.500%	4/15/2030	900	917
	Celanese US Holdings LLC	7.000%	2/15/2031	1,175	1,206
	Celanese US Holdings LLC	6.750%	4/15/2033	1,230	1,262
	Celanese US Holdings LLC	7.375%	2/15/2034	1,080	1,108
[3]	Chemours Co.	5.750%	11/15/2028	486	482
[3]	Chemours Co.	4.625%	11/15/2029	1,034	972
[3]	Chemours Co.	7.875%	3/15/2034	365	365
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	165	158
[3]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	945	945
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	90	88
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	1,156	1,153
[3]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	495	484
[3]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	300	293
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/2029	1,370	1,347
[3]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/2030	1,075	1,047
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/2030	840	786
[3]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	1,285	1,216
	Commercial Metals Co.	4.125%	1/15/2030	975	929
	Commercial Metals Co.	4.375%	3/15/2032	805	748
[3]	Commercial Metals Co.	5.750%	11/15/2033	1,152	1,142
[3]	Commercial Metals Co.	6.000%	12/15/2035	1,185	1,169
[3]	Constellium SE	5.625%	6/15/2028	515	513
[3]	Constellium SE	3.750%	4/15/2029	1,730	1,653
[3,4]	Constellium SE	5.375%	8/15/2032	510	597
[3]	Constellium SE	6.375%	8/15/2032	250	253
	Crown Americas LLC	5.875%	6/1/2033	475	475
[3]	Element Solutions Inc.	3.875%	9/1/2028	1,391	1,354
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	295	305
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	515	536
[3]	First Quantum Minerals Ltd.	7.250%	2/15/2034	125	127
	FMC Corp.	3.450%	10/1/2029	30	27
	FMC Corp.	5.650%	5/18/2033	635	562
	FMC Corp.	8.450%	11/1/2055	550	356
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/2030	398	403
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/2031	874	827
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/2032	535	547
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	205	203
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	1,825	1,755
[3]	Graphic Packaging International LLC	3.500%	3/1/2029	1,065	998
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	635	584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	885	883
[3]	Hudbay Minerals Inc.	6.125%	4/1/2029	950	949
[3]	JH North America Holdings Inc.	5.875%	1/31/2031	940	937
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	1,425	1,423
[3]	Magnera Corp.	7.250%	11/15/2031	677	626
[3]	NOVA Chemicals Corp.	5.250%	6/1/2027	964	963
[3]	NOVA Chemicals Corp.	8.500%	11/15/2028	330	344
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	665	647
[3]	NOVA Chemicals Corp.	9.000%	2/15/2030	855	903
[3]	NOVA Chemicals Corp.	7.000%	12/1/2031	495	523
[3]	Novelis Corp.	4.750%	1/30/2030	680	644
[3]	Novelis Corp.	3.875%	8/15/2031	1,054	938
[3]	Novelis Corp.	6.375%	8/15/2033	430	422
[3]	OI European Group BV	4.750%	2/15/2030	160	149
[3]	Olympus Water US Holding Corp.	4.250%	10/1/2028	1,225	1,173
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	3,050	2,983
[3]	Olympus Water US Holding Corp.	6.750%	8/1/2032	1,830	1,744
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	2,215	2,117
[3]	Owens Corning	3.500%	2/15/2030	30	29
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	1,140	1,141
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	1,544	1,481
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	1,490	1,411
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	2,428	2,431
[3]	Qnity Electronics Inc.	6.250%	8/15/2033	820	832
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	2,225	2,262
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	925	940
[3]	Sealed Air Corp.	4.000%	12/1/2027	275	274
[3]	Sealed Air Corp.	5.000%	4/15/2029	150	152
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	500	508
[4]	Silgan Holdings Inc.	2.250%	6/1/2028	620	686
[3]	SNF Group SACA	3.125%	3/15/2027	630	630
[3]	SNF Group SACA	3.375%	3/15/2030	340	314
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	270	271
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	115	114
[3]	Standard Industries Inc.	4.750%	1/15/2028	1,210	1,198
[3]	Standard Industries Inc.	4.375%	7/15/2030	1,900	1,794
[3]	Standard Industries Inc.	3.375%	1/15/2031	1,415	1,271
[3,4]	Trivium Packaging Finance BV	6.625%	7/15/2030	390	454
[3]	Trivium Packaging Finance BV	8.250%	7/15/2030	869	909
[3]	Trivium Packaging Finance BV	12.250%	1/15/2031	675	728
[3]	Tronox Inc.	4.625%	3/15/2029	1,930	1,546
[3]	Tronox Inc.	9.125%	9/30/2030	769	768
[3]	Windsor Holdings III LLC	8.500%	6/15/2030	1,025	1,062
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	880	808
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	225	225
[3]	WR Grace Holdings LLC	6.625%	8/15/2032	80	78
[3]	WR Grace Holdings LLC	7.000%	8/1/2033	92	90
					85,796
Real Estate (1.9%)
	Brandywine Operating Partnership LP	3.950%	11/15/2027	103	99
	Brandywine Operating Partnership LP	8.300%	3/15/2028	95	97
	Brandywine Operating Partnership LP	8.875%	4/12/2029	1,320	1,341
	Brandywine Operating Partnership LP	4.550%	10/1/2029	275	251
	Brandywine Operating Partnership LP	6.125%	1/15/2031	1,750	1,563
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/2031	430	456
	Hudson Pacific Properties LP	3.950%	11/1/2027	1,143	1,079
	Hudson Pacific Properties LP	5.950%	2/15/2028	1,217	1,155
	Hudson Pacific Properties LP	4.650%	4/1/2029	1,055	905
	Hudson Pacific Properties LP	3.250%	1/15/2030	825	669
[3]	Iron Mountain Inc.	4.875%	9/15/2027	1,070	1,068
[3]	Iron Mountain Inc.	7.000%	2/15/2029	930	948
[3]	Iron Mountain Inc.	4.875%	9/15/2029	2,009	1,955
[3]	Iron Mountain Inc.	5.250%	7/15/2030	535	519
[3]	Iron Mountain Inc.	4.500%	2/15/2031	453	426
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/2029	90	70
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	685	448
[3,4]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	440	499
[3]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	1,545	1,568
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/2032	315	321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/2033	250	254
[3]	RHP Hotel Properties LP / RHP Finance Corp.	5.750%	3/15/2034	200	197
	SBA Communications Corp.	3.875%	2/15/2027	535	530
	SBA Communications Corp.	3.125%	2/1/2029	225	213
	Service Properties Trust	5.500%	12/15/2027	165	165
[3]	Service Properties Trust	0.000%	9/30/2028	355	324
[3]	XHR LP	4.875%	6/1/2029	180	175
[3]	XHR LP	6.625%	5/15/2030	210	212
					17,507
Technology (5.2%)
[3]	Amentum Holdings Inc.	7.250%	8/1/2032	1,225	1,268
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	3,528	3,296
[3]	CACI International Inc.	6.375%	6/15/2033	1,090	1,109
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	310	222
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	570	424
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	2,930	2,851
[3]	Cloud Software Group Inc.	9.000%	9/30/2029	3,125	3,015
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	2,380	2,262
[3]	Cloud Software Group Inc.	6.625%	8/15/2033	1,025	912
[3]	Coherent Corp.	5.000%	12/15/2029	1,150	1,128
	Cotiviti Corp.	7.625%	5/1/2031	245	228
[3]	Ellucian Holdings Inc.	6.500%	12/1/2029	450	439
[3]	Fortress Intermediate 3 Inc.	7.500%	6/1/2031	1,525	1,519
[3]	Gen Digital Inc.	6.750%	9/30/2027	70	70
[3]	Gen Digital Inc.	6.250%	4/1/2033	335	326
[3]	Imola Merger Corp.	4.750%	5/15/2029	5,520	5,369
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	300	305
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	270	277
[3]	McAfee Corp.	7.375%	2/15/2030	4,370	3,605
[3]	NCR Atleos Corp.	9.500%	4/1/2029	1,130	1,210
	Nokia of America Corp.	6.500%	1/15/2028	1,355	1,348
	Nokia of America Corp.	6.450%	3/15/2029	2,612	2,653
[3]	Open Text Corp.	3.875%	2/15/2028	1,978	1,905
[3]	Open Text Corp.	3.875%	12/1/2029	1,450	1,298
[3]	Open Text Holdings Inc.	4.125%	2/15/2030	530	474
	Oracle Corp.	3.950%	3/25/2051	1,150	729
	Oracle Corp.	6.700%	2/4/2056	750	695
[3]	Rocket Software Inc.	9.000%	11/28/2028	2,285	2,282
[3]	Rocket Software Inc.	6.500%	2/15/2029	1,931	1,739
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	3,200	3,203
[3]	SS&C Technologies Inc.	6.500%	6/1/2032	430	431
[3]	UKG Inc.	6.875%	2/1/2031	1,505	1,475
					48,067
Utilities (2.3%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/2027	500	502
[3]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	330	323
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	1,021	1,009
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	3,545	3,289
[3]	Clearway Energy Operating LLC	3.750%	1/15/2032	656	599
[3]	Clearway Energy Operating LLC	5.750%	1/15/2034	325	320
	Edison International	8.125%	6/15/2053	475	483
	Edison International	7.875%	6/15/2054	1,500	1,534
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1,620	1,617
[3]	NRG Energy Inc.	3.375%	2/15/2029	300	285
[3]	NRG Energy Inc.	5.750%	7/15/2029	285	285
[3]	NRG Energy Inc.	5.750%	1/15/2034	495	489
[3]	NRG Energy Inc.	6.250%	11/1/2034	725	730
[3]	NRG Energy Inc.	6.000%	1/15/2036	620	614
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	140	137
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/2031	415	390
[3]	Talen Energy Supply LLC	6.250%	2/1/2034	645	641
[3]	Talen Energy Supply LLC	6.500%	2/1/2036	370	373
[3]	TerraForm Power Operating LLC	5.000%	1/31/2028	201	199
[3]	TerraForm Power Operating LLC	4.750%	1/15/2030	470	452
[3]	Vistra Operations Co. LLC	5.625%	2/15/2027	680	680
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	725	760
[3]	Vistra Operations Co. LLC	6.875%	4/15/2032	170	176
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	505	500
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	2,400	2,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	1,210	1,276
[3]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/2033	565	597
[3]	XPLR Infrastructure Operating Partners LP	7.750%	4/15/2034	932	962
					21,701
Total Corporate Bonds (Cost $793,295)					784,534
Floating Rate Loan Interests (3.4%)
[8]	Amentum Government Services Holdings LLC Term Loan B, TSFR1M + 2.000%	5.668%	9/29/2031	390	389
[8]	American Airlines Inc. Term Loan B, TSFR3M + 2.750%	6.418%	5/28/2032	196	194
[8]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	5.918%	4/20/2028	574	567
[8]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	7.918%	9/19/2030	433	427
[8]	Asurion LLC Term Loan B-14, TSFR1M + 3.750%	7.418%	2/23/2033	479	462
[8]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	6.418%	2/15/2029	1,020	1,000
[8]	Barnes Group Inc. Term Loan B, TSFR1M + 2.500%	6.168%	1/27/2032	294	293
[8]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.418%	1/15/2031	1,498	1,499
[8]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	6.950%	9/12/2032	544	545
[8]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.000%	5.660%	10/16/2031	949	948
[8,10]	Betclic Everest Group	—%	12/10/2031	55	55
[8]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	394	395
[8]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	6.168%	7/1/2031	482	483
[8]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	6.950%	7/6/2029	316	225
[8]	Chobani LLC Term Loan B, TSFR1M + 2.250%	5.918%	10/28/2032	195	195
[8]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.168%	5/6/2030	585	583
[8]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.418%	1/28/2032	1,134	1,131
[8]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	6.418%	3/26/2032	367	338
[8]	Cushman & Wakefield US Borrower LLC Term Loan B-3, TSFR1M + 2.750%	6.418%	1/31/2030	356	357
[8]	Dayforce Inc. Term Loan, TSFR3M + 3.000%	6.663%	2/4/2033	2,160	2,041
[4,8,10]	Electronic Arts Inc.	—%	3/24/2033	635	672
[8]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.418%	4/23/2031	1,242	1,234
[8]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.950%	8/15/2030	205	204
[8]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.250%	5.950%	8/15/2030	37	37
[8]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.000%	6.669%	6/27/2031	528	524
[8]	Froneri Lux Finco Sarl Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	830	813
[8]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.918%	1/26/2033	90	89
[8]	Gryphon Acquire Newco LLC Term Loan B, TSFR3M + 3.000%	6.675%	9/13/2032	295	295
[8,10]	Hologic Inc.	—%	1/14/2033	1,245	1,228
[8]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 2.750%	6.422%	2/15/2031	840	811
[8]	HUB International Ltd. Term Loan B, TSFR3M + 2.250%	5.920%	6/20/2030	517	515
[8]	IRB Holding Corp. Term Loan B, TSFR1M + 2.500%	6.176%	12/16/2030	1,592	1,586
[8]	JetBlue Airways Corp. Term Loan B, TSFR3M + 4.750%	8.435%	8/27/2029	803	726
[8]	LBM Acquisition LLC Term Loan B, TSFR1M + 3.750%	7.525%	6/6/2031	518	414
[8]	Light & Wonder International Inc. Term Loan B, TSFR1M + 2.000%	5.675%	4/16/2029	100	99
[8]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.668%	3/1/2029	1,094	974
[8]	Medline Borrower LP Term Loan B, TSFR1M + 1.750%	5.418%	10/23/2028	164	164
[8]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	430	429
[8]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	5.911%	8/16/2030	495	495
[8]	Opal Bidco SAS Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	693	692
[8]	Qnity Electronics Inc. Term Loan B, TSFR1M + 2.000%	5.668%	11/1/2032	224	224
[8]	Quikrete Holdings Inc. Term Loan B, TSFR1M + 2.250%	5.918%	2/10/2032	416	415
[8]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.418%	11/28/2028	386	369
[8]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.670%	7/9/2032	719	718
[8]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 2.500%	6.168%	7/31/2031	845	828
[8]	Specialty Building Products Holdings LLC Term Loan B, TSFR1M + 3.750%	7.518%	10/16/2028	695	592
[8]	Staples Inc. Term Loan B, TSFR3M + 5.750%	9.414%	9/4/2029	329	297
[8]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	7.700%	9/27/2030	1,237	1,220
[8]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.442%	4/30/2030	45	45
[8]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.377%	4/30/2030	209	209
[8]	TKO Worldwide Holdings LLC Term Loan, TSFR3M + 2.000%	5.664%	11/21/2031	100	100
[8]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.168%	1/19/2032	20	20
[8]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.168%	2/13/2033	60	60
[8]	Treehouse Foods Inc. Term Loan B, TSFR1M + 4.250%	7.918%	2/11/2033	810	806
[8]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.450%	5/6/2032	857	846
[8]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.200%	1/30/2031	110	110
Total Floating Rate Loan Interests (Cost $31,691)					30,987

				Shares	Market Value ($000)
Common Stocks (0.1%)
*	Yeoman Capital SA			85,862	677
*	Luxco Co. Ltd.			10,141	173
Total Common Stocks (Cost $2,296)					850
		Coupon
Temporary Cash Investments (5.6%)
Money Market Fund (2.3%)
[11]	Vanguard Market Liquidity Fund	3.687%		213,691	21,367
			Maturity Date	Face Amount ($000)
Repurchase Agreement (3.3%)
	Bank of America Securities, LLC (Dated 3/31/2026, Repurchase Value $30,303, collateralized by U.S. Government Agency Obligations 2.500%–7.000%, 8/1/2028–4/15/2058, with a value of $30,906)	3.670%	4/1/2026	30,300	30,300
Total Temporary Cash Investments (Cost $51,667)					51,667
Total Investments (98.6%) (Cost $921,473)					910,405
Other Assets and Liabilities—Net (1.4%)					13,293
Net Assets (100%)					923,698
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $1,120 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $2,195 have been segregated as initial margin for open centrally cleared swap contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $662,544, representing 71.7% of net assets.
4	Face amount denominated in euro.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Payment-in-kind (PIK) security which may pay interest as additional principal.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2026.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in British pounds.
10	Represents an unsettled loan as of March 31, 2026. The coupon rate is not known until the settlement date.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	140	29,042	(174)
5-Year U.S. Treasury Note	June 2026	373	40,351	(410)
10-Year U.S. Treasury Note	June 2026	65	7,218	(98)
Long U.S. Treasury Bond	June 2026	24	2,733	(62)
Ultra 10-Year U.S. Treasury Note	June 2026	71	8,060	(148)
Ultra Long U.S. Treasury Bond	June 2026	4	466	(10)
				(902)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2026	(18)	(1,999)	(8)
Euro-Bobl	June 2026	(42)	(5,604)	80
Euro-Bund	June 2026	(1)	(145)	4
Euro-Schatz	June 2026	(55)	(6,723)	57
				133
				(769)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Citibank, N.A.	4/30/2026	EUR	104	USD	120	1	—
Goldman Sachs International	4/30/2026	USD	18	CAD	25	—	—
JPMorgan Chase Bank, N.A.	4/30/2026	USD	23,825	EUR	20,486	111	—
Barclays Bank plc	6/17/2026	USD	1,659	EUR	1,428	2	—
Toronto-Dominion Bank	12/17/2026	USD	243	EUR	208	1	—
Wells Fargo Bank N.A.	12/17/2026	USD	119	EUR	101	1	—
Deutsche Bank AG	12/17/2026	USD	114	EUR	97	1	—
State Street Bank & Trust Co.	6/17/2026	USD	109	EUR	94	—	—
Goldman Sachs International	4/30/2026	USD	1,567	GBP	1,168	21	—
						138	—
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $617 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S45-V2	12/21/2030	USD	18,434	5.000	1,003	(151)
CDX-NA-HY-S46-V1	6/21/2031	USD	9,365	5.000	465	74
					1,468	(77)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	42,367	—	42,367
Corporate Bonds	—	784,534	—	784,534
Floating Rate Loan Interests	—	30,987	—	30,987
Common Stocks	—	850	—	850
Temporary Cash Investments	21,367	30,300	—	51,667
Total	21,367	889,038	—	910,405
Derivative Financial Instruments
Assets
Futures Contracts[1]	141	—	—	141
Forward Currency Contracts	—	138	—	138
Swap Contracts[1]	—	74	—	74
Total	141	212	—	353
Liabilities
Futures Contracts[1]	(910)	—	—	(910)
Swap Contracts[1]	—	(151)	—	(151)
Total	(910)	(151)	—	(1,061)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.